Stock options and other stock-based plans: (Details 2) (CAD)	9 Months Ended
Dec. 31, 2011
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	3.22
Exercise price, high end of the range (in Canadian dollars per share)	16.50
Number outstanding (in shares)	328,027
Weighted average remaining contractual life	2 years 5 months 23 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	8.96
Number exercisable (in shares)	311,360
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	8.55
Stock options | $ 3.22 to $ 3.47
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	3.22
Exercise price, high end of the range (in Canadian dollars per share)	3.47
Number outstanding (in shares)	8,360
Weighted average remaining contractual life	2 years 6 months
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	3.33
Number exercisable (in shares)	8,360
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	3.33
Stock options | $ 4.24 to $ 4.87
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	4.24
Exercise price, high end of the range (in Canadian dollars per share)	4.87
Number outstanding (in shares)	37,955
Weighted average remaining contractual life	2 years 3 months 18 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	4.48
Number exercisable (in shares)	37,955
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	4.48
Stock options | $ 5.29 to $ 5.99
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	5.29
Exercise price, high end of the range (in Canadian dollars per share)	5.99
Number outstanding (in shares)	87,487
Weighted average remaining contractual life	1 year 4 months 24 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	5.29
Number exercisable (in shares)	87,487
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	5.29
Stock options | $ 6.13 to $ 9.10
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	6.13
Exercise price, high end of the range (in Canadian dollars per share)	9.10
Number outstanding (in shares)	33,399
Weighted average remaining contractual life	2 years 1 month 6 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	8.88
Number exercisable (in shares)	33,399
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	8.88
Stock options | $ 10.33 to $ 11.11
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	10.33
Exercise price, high end of the range (in Canadian dollars per share)	11.11
Number outstanding (in shares)	118,686
Weighted average remaining contractual life	3 years
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	11.07
Number exercisable (in shares)	118,686
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	11.07
Stock options | $ 14.90 to $ 16.50
Range of exercise prices
Exercise price, low end of the range (in Canadian dollars per share)	14.90
Exercise price, high end of the range (in Canadian dollars per share)	16.50
Number outstanding (in shares)	42,140
Weighted average remaining contractual life	3 years 9 months 18 days
Weighted average exercise price of outstanding awards (in Canadian dollars per share)	15.85
Number exercisable (in shares)	25,473
Weighted average exercise price of exercisable awards (in Canadian dollars per share)	15.42